OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [text block] [Abstract]
Disclosure of other provisions [text block]
	Provisions for financial commitments and guarantees	Payment protection insurance	Other regulatory provisions	Other	Total
	£m	£m	£m	£m	£m
At 31 December 2018	193	1,524	861	969	3,547
Adjustment on adoption of IFRS 16 (note 55)				(97)	(97)
Balance at 1 January 2019				872	3,450
Exchange and other adjustments	(1)	367	–	(39)	327
Provisions applied	–	(2,461)	(778)	(593)	(3,832)
Charge for the year	(15)	2,450	445	498	3,378
At 31 December 2019	177	1,880	528	738	3,323